Share-based awards - Summary of Stock Option Activity (Details) - Employee Stock Option			6 Months Ended
	Jun. 30, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Jun. 30, 2024 $ / shares shares
Options Outstanding Number of Shares
Outstanding at beginning of period (in shares) | shares			902,806
Granted (in shares) | shares			68,380
Exercised (in shares) | shares			(201,654)
Outstanding at end of period (in shares) | shares	769,532	902,806	769,532
Exercisable at end of period (in shares) | shares	535,883		535,883
Weighted Average Exercise Price
Outstanding at beginning of period (in USD per share) | $ / shares			$ 142.96
Granted (in USD per share) | $ / shares			325.51
Exercised (in USD per share) | $ / shares			107.30
Outstanding at end of period (in USD per share) | $ / shares	$ 168.52	$ 142.96	168.52
Exercisable at end of period (in USD per share) | $ / shares	$ 134.89		$ 134.89
Weighted Average Remaining Contractual Life
Weighted average contractual term of options outstanding	4 years 6 months 18 days	4 years 5 months 1 day
Weighted average contractual term of options exercisable	3 years 9 months 21 days